Guarantor Financial Information - Consolidating Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements Captions [Line Items]
Revenues	$ 5,407	[1]	$ 5,328	[1]	$ 4,935	[1]
Cost of revenues, exclusive of depreciation and amortization shown separately below	2,225		2,188		2,082
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	1,722		1,827		1,591
Depreciation and amortization	493		502		530
Restructuring charges	85		83		59
Operating income	882		728		673
Interest income	4		6		5
Interest expense	(367)		(428)		(619)
Loss on derivative instruments			(1)		(27)
Foreign currency exchange transaction (losses)/gains, net	(16)		(9)		135
Other expense, net	(118)		(209)		(81)
Income from continuing operations before income taxes and equity in net income of affiliates	385		87		86
(Provision)/benefit for income taxes	(124)		(4)		54
Equity in net income of affiliates	5		3		5
Income from continuing operations	266		86		145
Income/(loss) from discontinued operations, net of tax	30		26		(13)
Net income	296		112		132
Net (loss)/income attributable to noncontrolling interests	(1)		3		3
Net income attributable to controlling interests	297		109		129
Total other comprehensive (loss)/income	(34)		(203)		(44)
Total comprehensive income/(loss) attributable to controlling interests	263		(94)		85
Total comprehensive income attributable to noncontrolling interests	2		2		2
Total comprehensive income	265		(92)		87
Nielsen
Condensed Financial Statements Captions [Line Items]
Interest income	2		7		7
Interest expense	(1)		(13)		(49)
Other expense, net			(52)
Income from continuing operations before income taxes and equity in net income of affiliates	1		(58)		(42)
(Provision)/benefit for income taxes					1
Equity in net income of subsidiaries	296		167		170
Income from continuing operations	297		109		129
Net income	297		109		129
Net income attributable to controlling interests	297		109		129
Total other comprehensive (loss)/income	(34)		(203)		(44)
Total comprehensive income/(loss) attributable to controlling interests	263		(94)		85
Total comprehensive income	263		(94)		85
Issuers
Condensed Financial Statements Captions [Line Items]
Interest income	569		548		501
Interest expense	(367)		(426)		(597)
Loss on derivative instruments			(1)		(27)
Foreign currency exchange transaction (losses)/gains, net					111
Other expense, net	(121)		(182)		(91)
Income from continuing operations before income taxes and equity in net income of affiliates	81		(61)		(103)
(Provision)/benefit for income taxes	(32)		21		36
Income from continuing operations	49		(40)		(67)
Net income	49		(40)		(67)
Net income attributable to controlling interests	49		(40)		(67)
Total other comprehensive (loss)/income	(4)		7		6
Total comprehensive income/(loss) attributable to controlling interests	45		(33)		(61)
Total comprehensive income	45		(33)		(61)
Guarantor
Condensed Financial Statements Captions [Line Items]
Revenues	2,640		2,501		2,391
Cost of revenues, exclusive of depreciation and amortization shown separately below	970		924		944
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	817		898		776
Depreciation and amortization	377		384		413
Restructuring charges	28		30		40
Operating income	448		265		218
Interest income	59		25		31
Interest expense	(592)		(565)		(497)
Foreign currency exchange transaction (losses)/gains, net	(2)		(7)		(26)
Other expense, net	148		191		45
Income from continuing operations before income taxes and equity in net income of affiliates	61		(91)		(229)
(Provision)/benefit for income taxes	(11)		25		89
Equity in net income of subsidiaries	206		207		322
Equity in net income of affiliates	3				1
Income from continuing operations	259		141		183
Income/(loss) from discontinued operations, net of tax	37		26		(13)
Net income	296		167		170
Net income attributable to controlling interests	296		167		170
Total other comprehensive (loss)/income	(37)		(182)		(15)
Total comprehensive income/(loss) attributable to controlling interests	259		(15)		155
Total comprehensive income	259		(15)		155
Non-Guarantor
Condensed Financial Statements Captions [Line Items]
Revenues	2,767		2,827		2,544
Cost of revenues, exclusive of depreciation and amortization shown separately below	1,255		1,264		1,138
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	905		929		815
Depreciation and amortization	116		118		117
Restructuring charges	57		53		19
Operating income	434		463		455
Interest income	28		30		23
Interest expense	(61)		(28)		(33)
Foreign currency exchange transaction (losses)/gains, net	(14)		(2)		50
Other expense, net	(145)		(166)		(35)
Income from continuing operations before income taxes and equity in net income of affiliates	242		297		460
(Provision)/benefit for income taxes	(81)		(50)		(72)
Equity in net income of affiliates	2		3		4
Income from continuing operations	163		250		392
Income/(loss) from discontinued operations, net of tax	(7)
Net income	156		250		392
Net (loss)/income attributable to noncontrolling interests	(1)		3		3
Net income attributable to controlling interests	157		247		389
Total other comprehensive (loss)/income	34		(216)		(163)
Total comprehensive income/(loss) attributable to controlling interests	191		31		226
Total comprehensive income attributable to noncontrolling interests	2		2		2
Total comprehensive income	193		33		228
Elimination
Condensed Financial Statements Captions [Line Items]
Interest income	(654)		(604)		(557)
Interest expense	654		604		557
Equity in net income of subsidiaries	(502)		(374)		(492)
Income from continuing operations	(502)		(374)		(492)
Net income	(502)		(374)		(492)
Net income attributable to controlling interests	(502)		(374)		(492)
Total other comprehensive (loss)/income	7		391		172
Total comprehensive income/(loss) attributable to controlling interests	(495)		17		(320)
Total comprehensive income	$ (495)		$ 17		$ (320)

[1]	Revenues are attributed to geographic areas based on the location of customers.